================================================================================
DEAR PARTICIPATION HOLDERS:

      We are pleased to report a distribution of $ 0.28 per participation from net investment income for the year ended December 31, 1997. In addition, we are able to report distributions per participation of $2.60 from realized security gains and $1.84 from return of capital. For the year ended December 31, 1997, the Trust had a total return of 23.09%*, as compared to a rise of 27.1% for the average growth and income fund monitored by Lipper Analytical Services, Inc. and the unmanaged Dow Jones Industrial Average (with dividends reinvested) which was up 24.90%.

      The realized security gains and return of capital component are primarily attributable to the sale of shares received as a result of stock splits from the following companies: Allied Signal, Inc., E.I. DuPont de Nemours and Co., Exxon Corporation, General Electric Co., Mobil Corp., Proctor and Gamble Co., and Travelers Group, Inc. In accordance with the Trust's investment policy, these stock splits were sold and the proceeds of the sales were held pending distribution to participation holders on June 30 and December 31. The Trustee uses the money held in the Distributive Fund to purchase additional participations unless the holder has elected to receive distributions in cash. The year of 1997 was a record year for realized capital gains for the Trust as a result of these splits. The Trust otherwise maintains a buy and hold policy with regard to portfolio securities.

       Other corporate actions that took place in 1997 or are scheduled for early 1998 are name changes: Westinghouse Electric Corp. to CBS Corp., Columbia Gas Systems, Inc. to Columbia Energy Group and Consolidated Edison Company of New York, Inc. to Consolidated Edison, Inc. These name changes reflect changes in the companies current and future business. Other corporate activity included the merger of Union Electric Company with CIPSCO, Inc. creating Ameren Corporation. Ameren will remain as a portfolio holding.

       Stocks turned in a record performance in 1997. However, the market turned decidedly more volatile in the second half and since the beginning of August returned only 2.4%. The chief culprit for the change in sentiment was the unfolding currency and economic crisis in several Asian and other emerging markets. The Trust underperformed its benchmark indices due to several factors, some of which we believe were one time events that will lead to improved performance in 1998. These include: Woolworth Corporation closing its money losing F.W. Woolworth five and dime store business. Analysts have long urged the company to take this action. Woolworth continues to operate over 7,500 stores worldwide that include Foot Locker, Champs and other sporting goods stores. Kodak announced it would cut its payroll by 19,000 employees in 1997/1998 to better compete. Union Pacific became the largest rail system in the nation with its acquisition of Southern Pacific Railroad. However, the rail congestion problems caused by this consolidation migrated throughout its entire 36,000 mile track system. The UPS strike exacerbated this situation. We believe corrective measures will be in place in the first half of 1998. Finally, weakness in the oil sector, in which the Trust currently has a 16% weighting, also put a drag on performance.

OUTLOOK FOR 1998

      Economic conditions in the U.S. are quite good, maybe even too good to keep the Federal Reserve

================================================================================

================================================================================

from raising interest rates. The labor market is very tight with unemployment at the lowest rate in 25 years and wage rates continuing to creep upward. Economic growth remained above the Fed's stated target range. Thus, despite continued low reported inflation rates, domestic conditions could very likely tempt the Fed to raise rates, at least modestly.

      The U.S. economy, however, does not exist in a vacuum. The events in Asia this fall, will have significant effects on the world economies. The "Asian Tiger" economies, together with China and Japan, had represented one of the fastest growing regions of the world. As a result of the currency and market upheavals, and the heavy dose of International Monetary Fund "medicine", many of these economies will likely be in recession through 1998. The most severe effects should be felt elsewhere in Asia, mainly in China and Japan which have extensive trade relationships in the region. Less affected will be the major economies of Europe. Given the relatively low trade and high services components of our economy, the U.S. should be only moderately affected.

      Although growth may be slowed somewhat in the U.S., the economy remains quite strong and current low interest rates will help sustain that growth. The larger issue for investors will be the outlook for corporate earnings. Analysts' estimates for 1998 appeared too optimistic to us even before the Asian crisis. Estimates have already begun to come down for the fourth quarter of 1997, but have yet to drop materially for 1998. As estimates are reduced over the next few months the market will likely remain volatile. On the other hand, lower interest rates provide a floor under stock prices preventing a significant decline. The key to performance in this environment will be avoiding significant earnings disappointments.

      By the second half of the year we believe the environment could flip around. By then, economic conditions around the world should stabilize and earnings expectations will have been reduced to more realistic levels. With the U.S. economy still on a moderate growth track, interest rates will likely be somewhat higher. Altogether, probably a healthier backdrop for stocks.


                                   Sincerely,



/s/ LAWRENCE KANTOR                      /s/ ROBERT M. DEMICHELE
-------------------                      -----------------------
    LAWRENCE KANTOR                          ROBERT M. DEMICHELE
    Portfolio Manager                        Chairman of the Board
    February, 1998                           LEXINGTON MANAGEMENT CORPORATION
                                             February, 1998



*23.09%, 19.61% and 17.09% are the one, five and ten year average annual standard total returns, respectively, for the period ended December 31, 1997. Investment return and principal value of an investment will fluctuate so that an investor's participations, when redeemed, may be worth more or less at their original cost. Total return represents past performance and is not predictive of future results.

================================================================================

[GRAPHIC OF CORPORATE LOGOS]

AT&T
MOBIL
GENERAL ELECTRIC
AMEREN
DU PONT
PRAXAIR
KODAK
UNION CARBIDE
CON EDISON
UNION PACIFIC
SEARS

LEXINGTON CORPORATE LEADERS TRUST FUND
================================================================================
[LOGO]
CORPORATE LEADERS TRUST FUND



         IF YOU HAD INVESTED $10,000 57 YEARS AGO...

         ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000
         WITH INCOME DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS REINVESTED

The table on the following page covers the period from March 16, 1941 to December 31, 1997. This period was one of generally rising common stock prices. The results shown should not be considered as a representation of the dividends and other distributions which may be realized from an investment made in the Trust today. A program of the type illustrated does not assure a profit or protect against depreciation in declining markets.

Long-term investments in industry, such as Lexington Corporate Leaders Trust Fund, tend to move with the basic inflationary trend and offer your dollars an opportunity to grow.

LEXINGTON CORPORATE LEADERS TRUST FUND
================================================================================

The cumulative cost figure represents the initial investment of $10,000 plus the cumulative amount of dividends reinvested. Dividends and other distributions were assumed to have been reinvested in additional participations at the reinvestment price. The value of participations "Initially Acquired" includes the value of additional participations created as a result of the reinvestment of that portion of the semi-annual distributions representing "A Return of Capital" (the proceeds from securities sold representing the cost of securities sold, and other principal transactions). No adjustment has been made for any income taxes payable by Holders on dividends or other distributions reinvested in additional participations.

The dollar amounts of distributions from realized gains (determined at the Trust level) reinvested in additional participations were: 1941--None; 1942--None; 1943--None; 1944--$3; 1945--$450; 1946--None; 1947--$44; 1948--$338; 1949--None;
1950--$283;   1951--$796;   1952--$185;   1953--$10;   1954--$812;   1955--$474;
1956--$4,347;  1957--$48; 1958--$17; 1959--$3,032;  1960--$2,371;  1961--$2,118;
1962--$2,749; 1963--$735; 1964--$3,138;  1965--$9,035;  1966--$1,077; 1967--$48;
1968--$4,121;  1969--$102; 1970--$644; 1971--$1,862;  1972--$2,300;  1973--None;
1974--None;  1975--None;  1976--$5,071;  1977--$4,161;  1978--None;  1979--None;
1980--$5,182;    1981--$31,473;    1982--None;   1983--$18,602;    1984--$8,258;
1985--$39,496;   1986--$64,138;   1987--$69,182;  1988--$49,350;  1989--$99,410;
1990--$148,727;  1991--$39,773;  1992--$52,819;  1993--$46,262;  1994--$160,296;
1995--$7,696;      1996--$62,612;       1997--$664,104;       Total--$1,617,751.
--------------------------------------------------------------------------------

                                                                   VALUE OF PARTICIPATIONS
                                                 --------------------------------------------------------
                          Cumulative
                           Cost of      Cumu-
               Amount of Participations lative             Purchased Through        Purchased
               Dividends   Purchased    Cost               Reinvestment Of           Through                 Number
    Year      Reinvested    Through   Including            Distributions From       Reinvestment   Net         Of
    Ended        Semi-   Reinvestment Reinvested  Initially Realized Gains          of Dividends  Asset     Partici-
   Dec. 31     Annually  Of Dividends  Dividends  Acquired  (Cumulative) Sub-total  (Cumulative)  Value     pations
---------------------------------------------------------------------------------------------------------------------------
    1941*         ----        ---- $  10,000  $    8,799         ---  $    8,799        ---  $    8,799         566
    1942          ----        ----    10,000       9,613         ---       9,613        ---       9,613         584
    1943     $    190  $      190     10,190      10,809         ---      10,809 $      188      10,997         601
    1944          192         382     10,382      11,983  $        3      11,986        402      12,388         620
    1945          215         597     10,597      14,709         464      15,173        682      15,855         693
    1947          370       1,154     11,154      14,639         447      15,086      1,141      16,227         824
    1948          513       1,668     11,668      14,840         718      15,558      1,480      17,038         989
    1949          509       2,177     12,177      17,113         701      17,814      1,968      19,782       1,176
    1950          804       2,980     12,980      19,871         994      20,865      2,779      23,644       1,392
    1951        1,012       3,992     13,992      21,659       1,756      23,415      3,674      27,089       1,652
    1952        1,054       5,046     15,046      24,356       2,016      26,372      4,901      31,273       1,845
    1953        1,217       6,263     16,263      24,849       2,030      26,879      6,149      33,028       1,945
    1954        1,378       7,641     17,641      33,779       3,476      37,255      9,475      46,730       2,117
    1955        1,599       9,240     19,240      39,164       4,398      43,562     12,349      55,911       2,243
    1956        1,790      11,030     21,030      38,511       7,051      45,562     10,475      56,037       3,123
    1957        1,910      12,940     22,940      36,268       6,574      42,842     11,496      54,338       3,269
    1958        2,134      15,075     25,075      48,925       8,778      57,703     17,710      75,413       3,406
    1959        2,184      17,258     27,258      55,426      11,821      67,247     19,992      87,239       3,906
    1960        2,416      19,674     29,674      55,782      12,653      68,435     19,772      88,207       4,562
    1961        2,697      22,371     32,371      67,126      16,993      84,119     25,757     109,876       4,881
    1962        2,926      25,296     35,296      62,396      17,033      79,429     24,446     103,875       5,541
    1963        3,243      28,540     38,540      71,467      19,863      91,330     30,711     122,041       5,803
    1964        3,553      32,093     42,093      83,001      24,049     107,050     35,865     142,915       6,452
    1965        3,855      35,948     45,948      92,523      30,246     122,769     35,623     158,392       8,066
    1966        4,571      40,519     50,519      74,713      24,491      99,204     31,774     130,978       8,606
    1967        5,060      45,579     55,579      83,121      27,090     110,211     40,165     150,376       8,948
    1968        5,573      51,153     61,153      89,160      32,157     121,317     46,879     168,196       9,710
    1969        5,915      57,068     67,068      75,017      26,979     101,996     44,536     146,532      10,115
    1970        6,009      63,077     73,077      82,621      28,564     111,185     52,500     163,685      10,957
    1971        6,190      69,267     79,267      93,454      32,126     125,580     61,694     187,274      11,856
    1972        6,585      75,852     85,852     108,913      38,484     147,397     75,949     223,346      12,605
    1973        7,371      83,223     93,223      93,151      32,729     125,880     71,868     197,748      13,123
    1974        8,196      91,419    101,419      68,448      22,864      91,312     57,376     148,688      14,124
    1975        9,139     100,557    110,557      91,498      30,474     121,972     85,413     207,385      14,781
    1976        9,666     110,223    120,223     115,461      37,963     153,424    101,306     254,730      16,914
    1977       11,237     121,460    131,460     108,466      35,919     144,385     96,397     240,782      18,898
    1978       13,283     134,743    144,743     110,210      34,687     144,897    105,738     250,635      20,370
    1979       15,804     150,547    160,547     139,110      34,774     173,884    121,307     295,191      23,931
    1980       19,369     169,916    179,916     173,026      47,488     220,514    165,362     385,876      26,181
    1981       21,822     191,738    201,738     163,070      62,645     225,715    140,698     366,413      33,836
    1982       24,452     216,190    226,190     191,554      69,992     261,546    183,359     444,905      36,772
    1983       25,923     242,114    252,114     235,913      91,870     327,783    218,649     546,432      42,757
    1984       28,926     271,040    281,040     250,855      91,476     342,331    226,566     568,897      49,375
    1985       31,808     302,848    312,848     333,623     145,913     479,536    293,217     772,753      58,251
    1986       39,216     342,064    352,064     408,170     212,840     621,010    342,608     963,618      69,711
    1987       40,394     382,458    392,458     412,599     241,185     653,784    326,728     980,512      83,847
    1988       71,268     453,726    463,726     470,438     297,425     767,863    407,155   1,175,018      97,918
    1989       45,103     498,829    508,829     583,494     438,476   1,021,970    509,512   1,531,482     111,950
    1990       51,303     550,132    560,132     552,346     473,992   1,026,338    440,810   1,467,148     139,330
    1991       55,828     605,960    615,960     654,372     558,392   1,212,764    539,190   1,751,954     152,079
    1992       55,460     661,420    671,420     700,391     619,341   1,319,732    600,946   1,920,678     165,291
    1993       54,505     715,925    725,925     814,945     727,611   1,542,556    715,658   2,258,214     176,699
    1994       60,332     776,257    786,257     832,095     759,684   1,591,779    649,069   2,240,848     213,211
    1995       61,329     837,586    847,586   1,207,794     998,228   2,206,022    913,513   3,119,535     227,040
    1996       64,546     902,132    912,132   1,452,214   1,232,426   2,684,640  1,134,598   3,819,238     237,959
    1997       71,379     973,511    983,511   1,794,519   1,785,369   3,579,888  1,212,302  $4,701,190     315,940
---------------------------------------------------------------------------------------------------------------------------

*FROM MARCH 16, 1941.
NOTE--DURING  1990 ALL SALES CHARGES WERE  ELIMINATED.  THE ABOVE TABLE REFLECTS
THE CHANGE TO A "NO LOAD"  STATUS AS IF IT WERE IN EFFECT FOR THE ENTIRE  PERIOD
SHOWN. THE AMOUNTS SHOWN AS DIVIDENDS FOR PERIODS AFTER OCTOBER 31, 1988 INCLUDE
INTEREST  INCOME FROM THE  INVESTMENT OF AMOUNTS  DEPOSITED IN THE  DISTRIBUTIVE
FUND.

                                                                  4


===================================================================================
STATEMENT OF ASSETS AND LIABILITIES DECEMBER 31, 1997
===================================================================================
ASSETS
Investments at market quotations, common stocks
  (identified cost $355,379,763) ...................................   $475,031,243
Cash and cash equivalents (substantially all of which was invested
  in additional units of common stocks on January 2 and 5, 1998) ...     57,055,514
Receivable for investments sold ....................................      2,018,860
Subscriptions receivable ...........................................      1,197,060
Receivable for accrued dividends and interest ......................        854,753
                                                                       ------------
           Total assets ............................................    536,157,430
                                                                       ------------

LIABILITIES
Distribution payable ...............................................      5,641,719
Payable for participations redeemed ................................      4,659,150
Accrued expenses ...................................................        187,964
                                                                       ------------
           Total liabilities .......................................     10,488,833
                                                                       ------------

NET ASSETS
Balance applicable to 35,331,178 participations outstanding (Note 6)   $525,668,597
                                                                       ============

Computation of public offering price:
  Net asset value, offering and redemption price per participation
    (net assets divided by participations outstanding) .............   $      14.88
                                                                       ============

See Notes to Financial Statements.
===================================================================================

STATEMENT OF INVESTMENTS DECEMBER 31, 1997

=====================================================================================================================

                                                                      NUMBER OF                            MARKET
                          SECURITIES                                   SHARES            COST               VALUE
------------------------------------------------------------------   ----------      ------------       -------------
CONSUMER PRODUCTS: (15.4%)
Eastman Kodak Co. ................................................     366,500      $  22,209,187      $ 22,287,781
Fortune Brands, Inc. .............................................     366,500         10,090,773        13,583,406
Gallaher Group PLC ...............................................     366,500          5,675,709         7,833.938
Proctor & Gamble Co. .............................................     366,500         21,070,117        29,251,281
                                                                                     ------------       -----------
                                                                                       59,045,786        72,956,406
                                                                                     ------------       -----------
OIL INTERNATIONAL: (16.2%)
Chevron Corp. ....................................................     366,500         20,184,397        28,220,500
Exxon Corp. ......................................................     366,500         16,872,549        22,425,219
Mobil Corp. ......................................................     366,500         22,112,168        26,456,719
                                                                                     ------------       -----------
                                                                                       59,169,114        77,102,438
                                                                                     ------------       -----------
CHEMICAL & FERTILIZERS: (7.9%)
DuPont (E.I.) de Nemours & Co., Inc. .............................     366,500         16,769,630        22,012,906
Union Carbide Corp. ..............................................     366,500         12,102,616        15,736,594
                                                                                     ------------       -----------
                                                                                       28,872,246        37,749,500
                                                                                     ------------       -----------
ELECTRICAL EQUIPMENT: (5.7%)
General Electric Co. .............................................     366,500         16,848,060         26,891,938
                                                                                     ------------       -----------

BROADCASTING: (2.3%)
CBS Corp. (formerly Westinghouse Electric Corp.) .................     366,500          7,494,558         10,788,844
                                                                                     ------------       -----------

RETAILING: (5.1%)
Sears, Roebuck & Co. .............................................     366,500         13,451,048        16,584,125
Woolworth Corp.* .................................................     366,500          7,949,652         7,467,438
                                                                                     ------------       -----------
                                                                                       21,400,700        24,051,563
                                                                                     ------------       -----------
UTILITIES: (8.8%)
Consolidated Edison, Inc. (formerly Consolidated
  Edison Co., of NY, Inc.) .......................................     366,500         10,721,375        15,026,500
Pacific Gas & Electric Co. .......................................     366,500          9,437,207        11,155,344
Ameren Corp. (formerly Union Electric Co.) .......................     366,500         13,338,775        15,851,125
                                                                                     ------------       -----------
                                                                                       33,497,357        42,032,969
                                                                                     ------------       -----------
RAILROADS: (9.8%)
Burlington Northern Santa Fe .....................................     253,614         18,695,924        23,570,251
Union Pacific Corp. ..............................................     366,500         17,193,772        22,883,344
                                                                                     ------------       -----------
                                                                                       35,889,696        46,453,595
                                                                                     ------------       -----------
ENERGY: (10.3%)
Columbia Energy Group (formerly Columbia Gas Systems, Inc.) ......     366,500         16,782,592        28,793,156
Union Pacific Resources Group, Inc. ..............................     325,267          7,610,809         7,887,725
USX Marathon Group ...............................................     366,500          8,513,405        12,369,375
                                                                                     ------------       -----------
                                                                                       32,906,806        49,050,256
                                                                                     ------------       -----------
MISC. INDUSTRIAL: (6.5%)
Allied Signal Corp. ..............................................     366,500         12,861,041        14,270,594
Praxair, Inc. ....................................................     366.500         11,893,658        16,492,500
                                                                                     ------------       -----------
                                                                                       24,754,699        30,763,094
                                                                                     ------------       -----------
COMMUNICATIONS: (7.9%)
AT&T Corp. .......................................................     366,500         13,153,764        22,448,125
Lucent Technologies, Inc. ........................................     187,760         11,279,012        14,997,330
                                                                                     ------------       -----------
                                                                                       24,432,776        37,445.455
                                                                                     ------------       -----------
FINANCIAL: (4.1%)
Travelers Group, Inc. ............................................     366,500         11,067,964         19,745,188
                                                                                     ------------       ------------
           Total Investments (100%)                                                  $355,379,762       $ 475,031246
                                                                                     ============       ============

*Non Income producing
See Notes to Financial Statements.
=====================================================================================================================


=====================================================================================================================
STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 1997
=====================================================================================================================
Investment Income:
  Income:
    Dividends (Net of $45,320 foreign tax withheld) .............................        $10,626,455
    Interest ....................................................................            999,180
                                                                                         -----------
      Total income ...................................................................................   $11,625,635
  Expenses:
    Sponsor's administrative fee (Note 4) .......................................          1,948,212
    Professional fees ...........................................................             65,633
    Trustee's fee (Note 4) ......................................................              9,166
    Custody fees and other services (Note 4) ....................................            128,847
    Transfer agent and shareholder servicing fees ...............................            652,538
    Printing, mailing and sundry ................................................            158,055
    Registration and filing fees ................................................             70,945
                                                                                         -----------
      Total expenses .................................................................................     3,033,396
                                                                                                         -----------
        Net investment income ........................................................................     8,592,239
                                                                                                         -----------
Realized and Unrealized Gain on Investments:
  Net realized gain from securities transactions .....................................................    92,590,754
  Unrealized appreciation of investments
    for the period ...................................................................................    (4,605,627)
                                                                                                         -----------
        Net gain on investments ......................................................................    87,985,127
                                                                                                         -----------
    Net increase in net assets from operations .......................................................   $96,577,366
                                                                                                         ===========


See Notes to Financial Statements.
=====================================================================================================================

                                                                7

=========================================================================================
STATEMENT OF CHANGES IN NET ASSETS
=========================================================================================

                                                                YEAR ENDED DECEMBER 31,
                                                                 1997            1996
                                                           -------------    -------------
Income and Distributable Fund:
    Additions:
      Net investment income ............................   $   8,592,239    $   6,767,457
      Realized gains from sale of securities,
        other than sale of stock units .................      78,524,385        6,395,874
                                                           -------------    -------------
                                                              87,116,624       13,163,331
                                                           -------------    -------------
    Deductions:
      Paid on account of participations redeemed .......       3,336,384          486,295
      Semi-annual distributions (Note 3(a))
           Paid in cash ................................       8,469,406        1,849,390
           Reinvested, below ...........................      75,189,280       10,714,827
                                                           -------------    -------------
                                                              86,995,070       13,050,512
                                                           -------------    -------------
    Net change in income and distributable fund ........         121,554          112,819
                                                           -------------    -------------

Principal Account:
    Additions:
      Payments received on sale of participations ......     180,924,862      167,449,209
      Semi-annual distributions reinvested, above ......      75,189,280       10,714,827
      Realized gains on sale of stock units ............      14,066,369        5,941,906
      Unrealized depreciation of investments ...........      (4,605,627)      47,385,034
                                                           -------------    -------------
                                                             265,574,884      231,490,976
                                                           -------------    -------------
Deductions:
      Paid on account of participations redeemed .......     126,965,570       95,197,345
      Semi-annual distributions of principal (Note 3(b))       5,357,404          578,409
                                                           -------------    -------------
                                                             132,322,974       95,775,754
                                                           -------------    -------------
      Net change in principal account ..................     133,251,910      135,715,222
                                                           -------------    -------------

Net assets at beginning of period
Income and distributable fund ..........................         545,233          432,414
Principal account ......................................     391,749,900      256,034,678
                                                           -------------    -------------
                                                             392,295,133      256,467,092
                                                           -------------    -------------

Net assets at end of period
Income and distributable fund ..........................         666,787          545,233
Principal account ......................................     525,001,810      391,749,900
                                                           -------------    -------------
                                                           $ 525,668,597    $ 392,295,133
                                                           =============    =============



See Notes to Financial Statements.
=========================================================================================

NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

     Lexington Corporate Leaders Trust Fund (the "Trust") is an unincorporated Unit Investment Trust registered as such with the Securities and Exchange Commission. The Trust commenced operations in 1941 as a series of Corporate Leaders Trust Fund which was created under a Trust Indenture dated November 18, 1935.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

     (a) Valuation of securities--Investments are stated at value based on the last sale price on the principal exchange on which the security is traded prior to the time the Trust's assets are valued. Investments for which no sale is reported, or which are traded over-the-counter, are valued at the mean between bid and asked prices. Short term securities with 60 days or less to maturity are valued at amortized cost.

     (b) Income taxes--No provision for Federal income taxes is made since the Trust, under applicable provisions of the Internal Revenue Code, is a Grantor Trust and all its income is taxable to the Holders of participations.

     (c) Other--Investment transactions are recorded on the trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

     (d) Accounting estimates--The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period.
Actual results could differ from those estimates.

NOTE 3. DISTRIBUTIONS

     (a) During the year ended December 31, 1997 the distributions from net investment income were $0.27565 per participation and, from realized gains, were $2.60033 per participation.

     (b) The amount shown does not reflect the reinvestment, if any, of that portion from the sale of securities (other than stock units) representing the cost of the securities sold which is distributed and then reinvested in additional participations. In addition, any gain on the sale of stock units to provide funds for the redemption of participations is non-distributable and remains a part of the principal account. During the year ended December 31, 1997 the distributions from return of capital were $1.83887 per participation. NOTE

4. TRUSTEE AND SPONSOR FEES

     State Street Bank and Trust Company (the "Trustee") receives an annual Trustee fee, as well as fees for acting as custodian and for providing portfolio accounting and record keeping services, which aggregated $138,013 for the year ended December 31, 1997. The Trust pays an administrative fee to Lexington Management Corporation (Sponsor) equal, on an annual basis, to 0.40% of the average daily net assets of the Trust. NOTE 5. INVESTMENT TRANSACTIONS

     During the year ended December 31, 1997, the cost of purchases and proceeds of sales of investment securities, other than short-term obligations, were $154,496,602 and $151,202,796, respectively.

     The cost of investment securities as well as realized security gains and losses are based on the identified cost basis. The cost of investments for Federal income taxes is the same as that reported in the Trust's financial statements.

     As  of  December  31,  1997,  net  unrealized   appreciation  of  portfolio
securities   was   $119,651,480,   comprised  of  unrealized   appreciation   of
$120,133,695 and unrealized depreciation of $482,215.

NOTE 6. SOURCE OF NET ASSETS

     As of December 31, 1997, the Trust's net assets were comprised of the following amounts:

Net amounts paid in and reinvested by Holders
  net of terminations and return of capital payments .......    $348,566,454
Cumulative amount of non-distributable realized
  gains retained in Principal Account ......................      56,783,876
Unrealized appreciation in value of securities .............     119,651,480
                                                                ------------
     Principal account .....................................     525,001,810
     Income and distributable fund .........................         666,787
                                                                ------------
        Total net assets ...................................    $525,668,597
                                                                ============

================================================================================


================================================================================================================
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================================================

NOTE 7. PARTICIPATIONS ISSUED AND REDEEMED

     During the periods indicated, participations were issued and redeemed as follows:

                                                                                NUMBER OF PARTICIPATIONS
                                                                                YEAR ENDED DECEMBER 31,
                                                                                1997              1996
                                                                             ----------        ----------
Issued on payments from Holders ............................................ 10,808,038        11,313,596
Issued on reinvestment of dividends and distributions ......................  7,968,673           919,816
Redeemed ................................................................... (7,892,774)       (6,457,089)
                                                                             ----------        ----------
    Net increase ........................................................... 10,883,937         5,776,323
                                                                             ==========        ==========


NOTE 8. SELECTED FINANCIAL INFORMATION

                                                                            YEARS ENDED DECEMBER 31,
SELECTED DATA PER PARTICIPATION                           ------------------------------------------------------
OUTSTANDING THROUGHOUT THE PERIOD:                          1997        1996       1995        1994       1993
---------------------------------                          ------      ------      -----       -----      -----
Net asset value, beginning of period ..................   $ 16.05     $ 13.74    $ 10.51     $ 12.78     $ 11.62
                                                           ------      ------     ------      ------      ------
Income from investment operations:
  Net investment income ...............................      0.27        0.28       0.28        0.31        0.33
  Net realized and unrealized gain
    (loss) on investments .............................      3.45        2.79       3.82       (0.45)       1.71
                                                           ------      ------     ------      ------      ------
Total from investment operations ......................      3.72        3.07       4.10       (0.14)       2.04
                                                           ------      ------     ------      ------      ------
Less distributions:
  Dividends from net investment income ................     (0.28)      (0.28)     (0.28)      (0.32)      (0.33)
  Distributions from net realized gains ...............     (2.60)      (0.28)     (0.03)      (0.90)      (0.28)
  Distributions from income and realized
    gains included in terminations ....................     (0.11)      (0.02)     (0.02)      (0.01)         --
  Distributions from capital ..........................     (1.90)      (0.18)     (0.54)      (0.90)      (0.27)
                                                           ------      ------     ------      ------      ------
    Total distributions ...............................     (4.89)      (0.76)     (0.87)      (2.13)      (0.88)
                                                           ------      ------     ------      ------      ------
Change in net asset value for the period ..............     (1.17)       2.31       3.23       (2.27)       1.16
                                                           ------      ------     ------      ------      ------
Net asset value at end of period ......................   $ 14.88     $ 16.05    $ 13.74     $ 10.51     $ 12.78
                                                           ======      ======     ======      ======      ======

Total return ..........................................    23.09%      22.43%     39.21%      (0.77%)     17.57%
Ratios/Supplemental Data
Net Assets, end of period (000) .......................  $525,669    $392,295   $256,467    $156,286    $147,181
Ratios to average net asset of:
  Expenses ............................................     0.62%       0.63%      0.58%       0.62%       0.57%
  Net investment income ...............................     1.76%       2.05%      2.57%       2.84%       2.78%


================================================================================================================

                                                                 10

================================================================================
INDEPENDENT AUDITOR'S REPORT
================================================================================

To the Participation Holders of
Lexington Corporate Leaders Trust Fund

     We have audited the accompanying statement of assets and liabilities, including the statement of investments of Lexington Corporate Leaders Trust Fund as of December 31, 1997, and the related statements of operations, changes in net assets and the selected financial information for the periods indicated in the accompanying financial statements. These financial statements and selected financial information are the responsibility of the management of the Trust. Our responsibility is to express an opinion on these financial statements and selected financial information based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with State Street Bank and Trust Company, Trustee. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and selected financial information referred to above present fairly, in all material respects, the financial position of Lexington Corporate Leaders Trust Fund as of December 31, 1997, and the results of its operations, the changes in its net assets and the selected financial information for the periods indicated, in conformity with generally accepted accounting principles.




                                             /s/ McGladrey & Pullen, LLP
                                             -------------------------------
                                                 McGladrey & Pullen, LLP

New York, New York
January 9, 1998


================================================================================

TRUSTEE
--------------------------------------------------------------------------------
STATE STREET BANK AND TRUST COMPANY
225 Franklin Street
Boston, Massachusetts 02110

AUDITORS
--------------------------------------------------------------------------------
MCGLADREY &PULLEN, LLP
555 Fifth Avenue
New York, New York 10017

SPONSOR
--------------------------------------------------------------------------------
LEXINGTON MANAGEMENT CORPORATION
P.O. Box 1515
Park 80 West Plaza Two
Saddle Brook, New Jersey 07663

TRANSFER AGENT
--------------------------------------------------------------------------------
STATE STREET BANK AND TRUST COMPANY
c/o National Financial Data Services
City Center Square
P.O. Box 419648
Kansas City, Missouri 64141-6648




  ALL SHAREHOLDER REQUESTS FOR SERVICES OF
  ANY KIND SHOULD BE SENT TO:

  TRANSFER AGENT
  ------------------------------------------------------------------------------
  STATE STREET BANK AND
  TRUST COMPANY
  c/o National Financial Data Services
  1004 Baltimore
  Kansas City, Missouri 64105

  OR CALL TOLL FREE:
  SERVICE AND SALES: 1-800-526-0056
  24 HOUR ACCOUNT INFORMATION:
  1-800-526-0052
  ------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(800) 526-0052
                                    "LEXLINE"
                   24 hour toll-free telephone access to your
                             Lexington Fund account
                  Price/Yield o Account Balances o Exchanges o
                       Last Transactions o Total Return o
                              Duplicate Statements
--------------------------------------------------------------------------------


   THIS  REPORT  HAS BEEN  PREPARED  FOR THE  INFORMATION  OF THE  PARTICIPATION
   HOLDERS OF LEXINGTON CORPORATE LEADERS TRUST FUND AND IS AUTHORIZED FOR DISTRIBUTION TO THE PUBLIC ONLY IF IT IS ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE PROSPECTUS WHICH SETS FORTH EXPENSES AND OTHER MATERIAL INFORMATION.


                                    LEXINGTON
--------------------------------------------------------------------------------

================================================================================
                                    LEXINGTON
                                    CORPORATE
                                     LEADERS
                                      TRUST
                                      FUND
--------------------------------------------------------------------------------

                                  ANNUAL REPORT
                                DECEMBER 31, 1997


                               The Lexington Group
                                       of
                              Investment Companies

================================================================================